LEASE (Tables)	12 Months Ended
Dec. 31, 2019
LEASE
Schedule of right of use assets

	Lands	Machines		Ships
	and	and		and
	Farms	Equipment’s	Buildings	boats	Vehicles	Total
Balance as of December 31, 2018	—	—	—	—	—	—
Initial adoption on January 1, 2019	1,762,943	143,685	41,570	1,408,640	1,012	3,357,850
Additions	260,982	1,529	39,794	612,022	—	914,327
Amortization (1)	(254,280)	(15,163)	(35,365)	(116,207)	(925)	(421,940)
Balance as of December 30, 2019	1,769,645	130,051	45,999	1,904,455	87	3,850,237
1)	The amount of R$268,081 is reclassified to biological assets to compose the formation cost.

Schedule of present value of lease liabilities

	Average rate - %		Present value of
Nature of agreement	per annual (1)	Maturity (2)	liabilities
Lands and farms	10.89	November 2046	1,761,273
Machines and Equipment’s	10.15	July 2032	214,569
Buildings	10.92	April 2027	41,391
Ships and boats	10.76	February 2039	1,410,474
Vehicles	8.99	April 2020	1,190
			3,428,897
1)	To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
2)	Refers to the original maturities of the agreements and, therefore, do not consider eventual renewal clause.

Summary of changes in lease liabilities

Balance as of December 31, 2018	—
Initial adoption on January 1, 2019	3,428,897
Additions	914,327
Payments	(646,487)
Accrual of financial charges (1)	275,404
Exchange rate variation	11,929
Balance as of December 31, 2019	3,984,070

Current	656,844
Non-current	3,327,226
1)	The amount of R$50,795 related to interest expenses on leased lands is capitalized to biological assets to compose the formation cost.

Schedule of expenses recognised in profit or loss	In the year ended December 31, 2019, were recognized the amounts:

Expenses relating to short-term assets	37,007
Expenses relating to low-value assets	14,349
51,356

Schedule of reconciliation of operating lease commitments

Operating lease commitments disclosed as of December 31, 2018	1,448,241
Business combination with Fibria	2,974,729
Discounted through a lessee’s incremental loan rate at initial adoption	(1,011,726)
Reclassification from loans and financing (1)	18,225
Agreements revalued as service agreements	(572)
3,428,897
1)	As of January 1, 2019, the lease balance was reclassified from "Loans and financing", due to adoption of IFRS 16 by the Company, as disclosed in note 19.2.